Employee Benefits (Details) - Schedule of Relevant Actuarial Assumptions, Holding Other Assumptions Constant - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
0.5 percentage point increase [Member]
Employee Benefits (Details) - Schedule of Relevant Actuarial Assumptions, Holding Other Assumptions Constant [Line Items]
Future salary growth	$ 79	$ 50
Discount rate	(1,273)	(884)
0.5 percentage point decrease [Member]
Employee Benefits (Details) - Schedule of Relevant Actuarial Assumptions, Holding Other Assumptions Constant [Line Items]
Future salary growth	(78)	(49)
Discount rate	$ 1,431	$ 1,001